The derivative financial instruments acquired to hedge the foreign currency statement of financial position exposure on September 30, 2021 are not designated as hedge accounting and are set forth below: (Details)
R$ in Thousands
9 Months Ended
Sep. 30, 2021 BRL (R$) Number
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Fair value	R$ (33,938)
Currency risk [member] | Not Designated Hedge [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Fair value	R$ 20,465
Currency risk [member] | Not Designated Hedge [Member] | Nondeliverable Forward [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Assets	EUR
Liabilities	BRL
Maturity	4th Qtr. 2021
Notional	R$ 265,000
Average rate | Number	6.4336
Fair value	R$ (8,522)
Currency risk [member] | Not Designated Hedge [Member] | Nondeliverable Forward One [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Assets	USD
Liabilities	BRL
Maturity	4th Qtr. 2021
Notional	R$ 715,000
Average rate | Number	5.4864
Fair value	R$ 12,727
Currency risk [member] | Not Designated Hedge [Member] | Futures B 3 [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Assets	USD
Liabilities	BRL
Maturity	4th Qtr. 2021
Notional	R$ 358,000
Average rate | Number	5.4672
Fair value	R$ 6,462
Currency risk [member] | Not Designated Hedge [Member] | Currency Swap 1 [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Assets	USD + 1.29% p.a.
Liabilities	CDI + 0.80% p.a.
Maturity	1st Qtr. 2022
Notional	R$ 47,583
Fair value	R$ 8,450
Currency risk [member] | Not Designated Hedge [Member] | Nondeliverable Forward Two [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Assets	EUR
Liabilities	JPY
Maturity	4th Qtr. 2021
Notional	R$ 19,230
Average rate | Number	130.0080
Fair value	R$ (877)
Currency risk [member] | Not Designated Hedge [Member] | Nondeliverable Forward Three [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Assets	USD
Liabilities	EUR
Maturity	4th Qtr. 2021
Notional	R$ 34,133
Average rate | Number	1.1719
Fair value	R$ 2,225